Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 474,544	$ 286,184
Short-term deposits and restricted cash	229	564,247
Trade receivables	62,643	47,948
Short-term derivative instruments	798	114
Other current assets	43,379	21,295
Total current assets	581,593	919,788
Non-current assets
Investment in ZIM (associated company)	1,354,212	297,148
Investment in OPC's associated companies	545,242	0
Long-term investment (Qoros)	0	235,218
Long-term restricted cash	21,463	71,954
Long-term derivative instruments	11,637	165
Deferred taxes, net	49,275	7,374
Property, plant and equipment, net	1,125,820	818,561
Intangible assets, net	224,282	1,452
Long-term prepaid expenses and other non-current assets	57,266	44,649
Right-of-use assets, net	97,883	86,024
Total non-current assets	3,487,080	1,562,545
Total assets	4,068,673	2,482,333
Current liabilities
Current maturities of loans from banks and others	38,311	46,471
Trade and other payables	171,537	128,242
Dividend payable	188,607	0
Short-term derivative instruments	8,688	39,131
Current tax liabilities	34	9
Deferred taxes	21,117	0
Current maturities of lease liabilities	18,991	14,084
Total current liabilities	447,285	227,937
Non-current liabilities
Long-term loans from banks and others	596,489	575,688
Debentures	575,314	296,146
Deferred taxes, net	125,339	94,336
Other non-current liabilities	28,817	816
Long-term derivative instruments	192	6,956
Long-term lease liabilities	14,951	4,446
Total non-current liabilities	1,341,102	978,388
Total liabilities	1,788,387	1,206,325
Equity
Share capital	602,450	602,450
Translation reserve	25,680	15,896
Capital reserve	25,783	(11,343)
Accumulated profit	1,139,775	459,820
Equity attributable to owners of the Company	1,793,688	1,066,823
Non-controlling interests	486,598	209,185
Total equity	2,280,286	1,276,008
Total liabilities and equity	$ 4,068,673	$ 2,482,333